Staff numbers and costs (Details Narrative) $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 29, 2021 USD ($)	Apr. 30, 2017 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Key management personnel compensation, short-term employee benefits				$ 1,120	$ 1,578		$ 1,949
Innovative Solar Ventures I, LLC [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture			50.00%				50.00%
Investments in joint ventures reported in separate financial statements		$ 14,100	$ 14,100
Joint venture agreement, potential brokerage commissions			$ 800
Purchase of investments other than investments accounted for using equity method		$ 13,100
Capitalized cost, written off							$ 7,000
Innovative Solar Ventures I, LLC [member] | Trade And Other Current Payables [Member]
IfrsStatementLineItems [Line Items]
Purchase of investments other than investments accounted for using equity method	$ 1,100
ISS joint venture [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture						50.00%
Total consideration transferred, acquisition-date fair value	$ 1,000					$ 1,000	1,000
Investments accounted for using equity method, amount derecognized							8,100
Percentage of capitalized project development costs recorded as intangibles upon business acquisition						100.00%
Directors [Member]
IfrsStatementLineItems [Line Items]
Key management personnel compensation, short-term employee benefits				347,179	376,043		675,807
Highest Paid Director [Member]
IfrsStatementLineItems [Line Items]
Key management personnel compensation, short-term employee benefits				$ 81,819	$ 91,029		$ 92,119
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Number of employees	10			10	10	10	10